1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL
adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

November 23, 2020

  VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:        PIMCO Corporate & Income Opportunity Fund (the “Fund”)

  Registration Statement on Form N-2, File No. 811-21238

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel